Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	Funds for Institutions Series
Central Index Key	dei_EntityCentralIndexKey	0000814079
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 02, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 02, 2016
Prospectus Date	rr_ProspectusDate	Jan. 04, 2016